SUPPLEMENT DATED SEPTEMBER 15, 2003 TO THE
                                                          VINTAGE ACCESS ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Vintage Access Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE SEPTEMBER 15, 2003, the cover is supplemented to include the following available variable funding option:

TRAVELERS SERIES FUND INC.
    SB Adjustable Rate Income Portfolio - Class I Shares

The Minimum and Maximum Total Annual Fund Operating Expenses in the Fee Table
section is replaced with the following:

                                                         MINIMUM           MAXIMUM
                                                        (BEFORE            (BEFORE
                                                     REIMBURSEMENT)     REIMBURSEMENT)
                                                     --------------    ---------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)                           0.53%            119.99%


The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                                             TOTAL ANNUAL
                                                 DISTRIBUTION                                 OPERATING
                          MANAGEMENT FEE        AND/OR SERVICE       OTHER EXPENSES        EXPENSES (BEFORE
                          (BEFORE EXPENSE            FEES            (BEFORE EXPENSE           EXPENSE
FUNDING OPTION            REIMBURSEMENT)           (12b-1)           REIMBURSEMENT)        REIMBURSEMENT)#
---------------------     ---------------       --------------       ---------------       ----------------
TRAVELERS SERIES
FUND INC.
SB Adjustable Rate
Income Portfolio -
Class I...................     0.60%                0.25%                 0.21%                 1.06%**
Smith Barney Money
Market Portfolio..........     0.50%                 --                   0.03%                 0.53%

** "Other Expenses" are based on estimated amounts for the current fiscal year.


The Examples in the Fee Table section are supplemented as follows:

                                                                           IF CONTRACT IS NOT SURRENDERED
                                       IF CONTRACT IS SURRENDERED AT         OR ANNUITIZED AT THE END OF
                                         THE END OF PERIOD SHOWN:                   PERIOD SHOWN
                                     --------------------------------     -------------------------------
                                                 3      5        10                  3       5       10
FUNDING OPTION                       1 YEAR    YEARS   YEARS    YEARS     1 YEAR   YEARS   YEARS    YEARS
---------------------                ------    -----   -----    -----     ------   -----   -----    -----
TRAVELERS SERIES FUND INC.

  SB Adjustable Rate
     Portfolio-- Class I              429      1298    2178     4436      429      1298    2178     4436

  Smith Barney Money Market
     Portfolio                        377      1146    1934     3992      377      1146    1934     3992


The Variable Funding Options section is supplemented as follows:

TRAVELERS SERIES FUND INC.
   SB Adjustable Rate Portfolio--      Seeks high current income and to      Smith Barney Fund Management,
     Class I                           limit the degree of fluctuation       LLC
                                       of its net asset value resulting
                                       from movements in interest rates.
                                       The Fund normally invests in
                                       adjustable rate securities.


EFFECTIVE SEPTEMBER 15, 2003, the Alliance Growth Portfolio changed its name to the Strategic Equity Portfolio. Therefore, all references to the "Alliance Growth Portfolio" are replaced with "Strategic Equity Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
   Strategic Equity Portfolio          Seeks capital appreciation. The       TIA
                                       Fund normally invests in equity       Subadviser: Fidelity
                                       securities, primarily in common       Management & Research Company
                                       stocks of domestic issuers, and
                                       is not constrained to any
                                       particular investment style.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

The fifth paragraph in the Guaranteed Minimum Withdrawal Benefit section is deleted and replaced with the following two paragraphs:

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

DEATH BENEFIT

The Partial Surrender Reduction section is deleted and replaced with the following:

ADJUSTED PURCHASE PAYMENT. The Partial surrender reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial surrender reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

       50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000 - 16,666, or $33,334.

If you have elected GMWB, and your death benefit is equal to a return of your total Purchase Payments reduced by the partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals, in addition to any premium tax not previously deducted.



September  2003                                                  L-23032

                                      SUPPLEMENT DATED SEPTEMBER 15, 2003 TO THE
                                              PORTFOLIO ARCHITECT ACCESS ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Portfolio Architect Access Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

1. EFFECTIVE SEPTEMBER 15, 2003, the cover is supplemented to include the following available variable funding option:

TRAVELERS SERIES FUND INC.
    SB Adjustable Rate Income Portfolio - Class I Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                                             TOTAL ANNUAL
                                                 DISTRIBUTION                                 OPERATING
                          MANAGEMENT FEE        AND/OR SERVICE       OTHER EXPENSES        EXPENSES (BEFORE
                          (BEFORE EXPENSE            FEES            (BEFORE EXPENSE           EXPENSE
FUNDING OPTION            REIMBURSEMENT)           (12b-1)           REIMBURSEMENT)        REIMBURSEMENT)#
---------------------     ---------------       --------------       ---------------       ----------------
TRAVELERS SERIES
FUND INC.
SB Adjustable Rate
Income Portfolio -
Class I....................    0.60%                0.25%                 0.21%                1.06%**

** "Other Expenses" are based on estimated amounts for the current fiscal year.


The Examples in the Fee Table section are supplemented as follows:

                                                                           IF CONTRACT IS NOT SURRENDERED
                                       IF CONTRACT IS SURRENDERED AT         OR ANNUITIZED AT THE END OF
                                         THE END OF PERIOD SHOWN:                   PERIOD SHOWN
                                     --------------------------------     -------------------------------
                                                 3      5        10                  3       5       10
FUNDING OPTION                       1 YEAR    YEARS   YEARS    YEARS     1 YEAR   YEARS   YEARS    YEARS
---------------------                ------    -----   -----    -----     ------   -----   -----    -----
TRAVELERS SERIES FUND INC.

  SB Adjustable Rate Portfolio --
     Class I                          420      1269    2133     4355      420      1269    2133     4355


The Variable Funding Options section is supplemented as follows:

TRAVELERS SERIES FUND INC.
   SB Adjustable Rate Portfolio--      Seeks high current income and to      Smith Barney Fund Management,
     Class I                           limit the degree of fluctuation       LLC
                                       of its net asset value resulting
                                       from movements in interest rates.
                                       The Fund normally invests in
                                       adjustable rate securities.


2. EFFECTIVE SEPTEMBER 15, 2003, the Alliance Growth Portfolio changed its name to the Strategic Equity Portfolio. Therefore, all references to the "Alliance Growth Portfolio" are replaced with "Strategic Equity Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
   Strategic Equity Portfolio          Seeks capital appreciation. The       TIA
                                       Fund normally invests in equity       Subadviser: Fidelity
                                       securities, primarily in common       Management & Research Company
                                       stocks of domestic issuers, and
                                       is not constrained to any
                                       particular investment style.

3.  GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

The fifth paragraph in the Guaranteed Minimum Withdrawal Benefit section is deleted and replaced with the following two paragraphs:

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

4.  DEATH BENEFIT

The Partial Surrender Reduction section is deleted and replaced with the following:

ADJUSTED PURCHASE PAYMENT. The Partial surrender reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial surrender reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

       50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000 - 16,666, or $33,334.

If you have elected GMWB, and your death benefit is equal to a return of your total Purchase Payments reduced by the partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals, in addition to any premium tax not previously deducted.


September  2003                                                    L-23027

                                                SCUDDER ADVOCATE ADVISOR ANNUITY
                                      SUPPLEMENT DATED SEPTEMBER 15, 2003 TO THE
                                                   PROSPECTUS DATED MAY 15, 2003


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Scudder Advocate Advisor Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

1.  GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

The fifth paragraph in the Guaranteed Minimum Withdrawal Benefit section is deleted and replaced with the following two paragraphs:

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

2.  DEATH BENEFIT

The Partial Surrender Reduction section is deleted and replaced with the following:

ADJUSTED PURCHASE PAYMENT. The Partial surrender reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial surrender reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

       50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000-16,666, or $33,334.

If you have elected GMWB, and your death benefit is equal to a return of your total Purchase Payments reduced by the partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals, in addition to any premium tax not previously deducted.


September 2003                                                   L-23042